COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2022
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

27.COMMITMENTS AND CONTINGENCIES

As part of its ongoing business and operations, the Company has been required to provide assurance in the form of letters of credit for environmental and site restoration costs, custom credits, government grants and other general corporate purposes. As at December 31, 2022, the total amount of these guarantees was $795.1 million.

Certain of the Company’s properties are subject to royalty arrangements. Set out below are the Company's most significant royalty arrangements related to operating mines:

●	The Company has a royalty agreement with the Finnish government relating to the Kittila mine. Starting 12 months after the Kittila mine’s operations commenced, the Company has been required to pay 2.0% net smelter return royalty, defined as revenue less processing costs.
●	The Partnership is committed to pay a royalty on production or metal sales from certain properties in Quebec, Canada. The type of royalty agreements include, but are not limited to, net smelter return royalties, with percentages ranging from 1.5% to 5.0%.
●	The Company is committed to pay a 5.0% net profits interest royalty on production from the Terrex property at the LaRonde mine in Quebec, Canada.
●	The Company is committed to pay a 2.0% net smelter return royalty on the metal sales from the LaRonde Zone 5 mine in Quebec, Canada.
●	The Company is committed to pay a 1.2% net smelter return royalty on sales from the Meliadine mine in Nunavut, Canada.
●	The Company is committed to two royalty arrangements on production from the Amaruq satellite deposit at the Meadowbank Complex in Nunavut, Canada, a 1.4% net smelter return royalty and a 12.0% net profits interest royalty.
●	The Company is committed to three royalty arrangements on production from the Hope Bay property in Nunavut, Canada, two 1% net smelter return royalties and a 12% net profit interest royalty.
●	The Company is committed to pay a royalty on production from certain properties in Mexico. The type of royalty agreements include, but are not limited to, net smelter return royalties, with percentages ranging from 2.5% to 3.5% at the Pinos Altos and Creston Mascota mines and with percentages ranging from 2.0% to 3.0% at the La India mine.
●	The Company is committed to various royalties on production from the Macassa mine in Ontario, Canada. The type of royalty agreements include, but are not limited to, net smelter return royalties, with percentages ranging from 0.5% to 1.5%.
●	The Company is committed to various royalty arrangements at the Detour mine in Ontario, Canada, including a 0.5% and 2.0% net smelter return royalty on the gold sales and royalties based on gold price and annual revenues payable to relevant First Nations.
●	The Company is committed to two royalty agreements on gold sales from the Fosterville mine in Victoria, Australia, comprising of a 2% net smelter return royalty and a 2.75% net smelter return royalty payable to the Victorian government.

The Company regularly enters into various earn-in and shareholder agreements, often with commitments to pay net smelter return and other royalties.

The Company had the following contractual commitments as at December 31, 2022, of which $122.3 million related to capital expenditures:

Contractual
Commitments
2023	$120,628
2024	13,648
2025	10,490
2026	2,915
2027	2,764
Thereafter	4,047
Total	$154,492